Revenue - Schedule of Rollforward of Deferred Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Change in Contract with Customer Liability [Roll Forward]
Beginning balance	$ 149,517
Revenue recognized	(281,521)
Revenue deferred	294,323
Ending balance	$ 162,319